UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08495

Nationwide Mutual Funds

(Exact name of registrant as specified in charter)

One Nationwide Plaza: Mail Code: 05-02-210R Columbus, OH 43215

(Address of principal executive offices) (Zip code)

Eric E. Miller, Esq.

One Nationwide Plaza

Mail Code: 05-02-210R

Columbus, OH 43215

(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 435-1795

Date of fiscal year end: April 30, 2019

Date of reporting period: July 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR § 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 — 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Statement of Investments

July 31, 2018 (Unaudited)

Statement of Investments

July 31, 2018 (Unaudited)

Nationwide Long/Short Equity Fund

Long Positions — 101.1%

Common Stocks — 101.1%

	Shares	Value
Automobiles 3.6%
General Motors Co.	23,210	$879,891

Beverages 1.3%
Constellation Brands, Inc., Class A	1,485	312,191

Biotechnology 4.0%
AbbVie, Inc.	5,000	461,150
Amgen, Inc.	2,595	510,047

		971,197

Building Products 1.3%
Lennox International, Inc.	1,485	322,364

Capital Markets 2.9%
S&P Global, Inc.	1,630	326,717
SEI Investments Co.	6,090	365,035

		691,752

Chemicals 3.7%
Ecolab, Inc.	2,630	370,041
Sherwin-Williams Co. (The)	1,215	535,487

		905,528

Communications Equipment 2.0%
Cisco Systems, Inc.	11,175	472,591

Construction & Engineering 1.0%
Dycom Industries, Inc. *	2,835	252,769

Diversified Telecommunication Services 4.0%
AT&T, Inc.	30,200	965,494

Electronic Equipment, Instruments & Components 1.5%
Littelfuse, Inc.	1,635	354,501

Food Products 2.9%
Kraft Heinz Co. (The)	11,810	711,552

Health Care Equipment & Supplies 4.1%
Align Technology, Inc. *	1,850	659,802
Masimo Corp. *	3,380	336,040

		995,842

Health Care Providers & Services 1.5%
UnitedHealth Group, Inc.	1,465	370,967

Hotels, Restaurants & Leisure 1.1%
Starbucks Corp.	4,855	254,353

Household Products 3.3%
Procter & Gamble Co. (The)	9,735	787,367

Insurance 4.5%
Marsh & McLennan Cos., Inc.	3,675	306,348
MetLife, Inc.	10,730	490,790
Primerica, Inc.	2,495	286,426

		1,083,564

Internet Software & Services 4.3%
Alphabet, Inc., Class A *	165	202,491
Alphabet, Inc., Class C *	167	203,283
Facebook, Inc., Class A *	3,650	629,917

		1,035,691

IT Services 11.7%
Broadridge Financial Solutions, Inc.	3,965	447,966
Cognizant Technology Solutions Corp., Class A	4,800	391,200
Fiserv, Inc. *	6,390	482,317
Global Payments, Inc.	2,745	309,005
International Business Machines Corp.	3,380	489,863
Mastercard, Inc., Class A	3,585	709,830

		2,830,181

Machinery 3.0%
Caterpillar, Inc.	2,710	389,698
Wabtec Corp.	3,065	338,131

		727,829

Oil, Gas & Consumable Fuels 8.1%
Chevron Corp.	7,680	969,754
Royal Dutch Shell plc, Class B, ADR-NL	13,725	975,024

		1,944,778

Pharmaceuticals 6.3%
Merck & Co., Inc.	7,905	520,702
Pfizer, Inc.	13,240	528,673
Zoetis, Inc.	5,500	475,640

		1,525,015

Professional Services 1.6%
Verisk Analytics, Inc. *	3,510	388,276

Real Estate Management & Development 2.2%
CBRE Group, Inc., Class A *	10,520	523,896

Road & Rail 2.1%
CSX Corp.	7,115	502,888

Semiconductors & Semiconductor Equipment 5.0%
Broadcom, Inc.	2,000	443,540
NXP Semiconductors NV *	3,645	347,514
ON Semiconductor Corp. *	18,500	407,925

		1,198,979

Software 2.5%
Electronic Arts, Inc. *	2,515	323,806
Paycom Software, Inc. *	2,650	281,563

		605,369

Specialty Retail 4.3%
Five Below, Inc. *	5,040	489,687
Home Depot, Inc. (The)	2,810	555,031

		1,044,718

Technology Hardware, Storage & Peripherals 3.0%
Apple, Inc.	3,744	712,446

Tobacco 4.3%
Philip Morris International, Inc.	12,020	1,037,326

Total Common Stocks (cost $21,368,328)		24,409,315

Total Investments (cost $21,368,328) — 101.1%		24,409,315
Liabilities in excess of other assets — (1.1)%		(268,832)

NET ASSETS — 100.0%		$24,140,483

Short Positions — 38.9%

Common Stocks 26.2%

	Shares	Value
Auto Components 1.9%
Dorman Products, Inc. *	3,000	224,040
Gentex Corp.	10,000	232,000

		456,040

Beverages 1.3%
Monster Beverage Corp. *	5,200	312,104

Commercial Services & Supplies 1.4%
Waste Management, Inc.	3,750	337,500

Electronic Equipment, Instruments & Components 1.3%
Cognex Corp.	5,900	311,402

Health Care Equipment & Supplies 2.3%
Lantheus Holdings, Inc. *	19,000	274,550
Varex Imaging Corp. *	7,500	286,800

		561,350

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Long/Short Equity Fund (Continued)

Short Positions (continued)

Common Stocks (continued)

	Shares	Value
Health Care Providers & Services 2.6%
Surgery Partners, Inc. *	20,000	$302,000
Universal Health Services, Inc., Class B	2,700	329,670

		631,670

Health Care Technology 1.5%
Vocera Communications, Inc. *	12,000	362,160

Hotels, Restaurants & Leisure 1.2%
Jack in the Box, Inc.	3,513	295,935

Internet & Direct Marketing Retail 1.3%
Booking Holdings, Inc. *	150	304,308

Life Sciences Tools & Services 1.3%
Agilent Technologies, Inc.	4,700	310,388

Machinery 1.2%
Pentair plc	6,700	299,155

Personal Products 0.9%
elf Beauty, Inc. *	15,000	216,600

Professional Services 1.4%
Huron Consulting Group, Inc. *	7,500	327,375

Semiconductors & Semiconductor Equipment 1.3%
Power Integrations, Inc.	4,400	314,600

Software 3.1%
Nuance Communications, Inc. *	16,000	236,320
Pegasystems, Inc.	3,500	194,600
Take-Two Interactive Software, Inc. *	2,800	316,456

		747,376

Specialty Retail 1.2%
Children’s Place, Inc. (The)	2,400	294,960

Technology Hardware, Storage & Peripherals 1.0%
Stratasys Ltd. *	13,000	252,460

Total Common Stocks (proceeds $6,161,625)		6,335,383

Exchange Traded Fund 12.7%

	Shares	Value
Equity Fund 12.7%

SPDR S&P 500 ETF Trust	10,860	3,055,244

Total Exchange Traded Fund (proceeds $3,037,815)		3,055,244

TOTAL SECURITIES SOLD SHORT (proceeds $9,199,440) — 38.9%		$9,390,627

*	Denotes a non-income producing security.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
NL	Netherlands

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2018 (Unaudited)

Nationwide Long/Short Equity Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At July 31, 2018, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Item 2. Controls and Procedures.

(a)

Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures, as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely materially to affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most-recent fiscal quarter that have materially affected, or are reasonably likely materially to affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)	NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ Michael S. Spangler
	Name:	Michael S. Spangler
	Title:	Principal Executive Officer
	Date:	September 24, 2018

(Registrant)	NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	September 24, 2018